EMPLOYEE RELATED LIABILITIES (Schedule of Future Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	$ 83
2016	76
2017	96
2018	114
2019	125
2020 - 2024	699
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2015	600
2016	670
2017	743
2018	809
2019	864
2020 - 2024	$ 5,150